[Sutherland Asbill & Brennan LLP Letterhead]

Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sutherland.com

February 27, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 13 to the Registration Statement
on Form N-4 for Modern Woodmen of America Variable Annuity
Account of Modern Woodmen of America (File No. 333-63972)

Commissioners:

On behalf of Modern Woodmen of America and Modern Woodmen of America Variable Annuity Account, we have attached for filing Post-Effective Amendment No. 13 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) for certain flexible premium deferred variable annuity contracts (the “Certificates”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to disclose that the minimum effective annual interest rate under the Declared Interest Option for new Certificates issued in certain states on or after the dates specified in the prospectus will be set forth in the Certificate and to reflect certain clarifying changes.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2012.

Securities and Exchange Commission

February 27, 2012

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Enclosures

cc:	Shea Doyle
Sara Tamisiea
Jennifer Morgan